Note 11 - Options (Details 3) - CAD	12 Months Ended
	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	CAD 2,366,659	CAD 2,482,528	CAD 2,482,528
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components	CAD 620,632
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock based compensation expense components		CAD 0	CAD 0